INVESTMENTS AND DEFICIT IN ASSOCIATED COMPANIES (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) drilling_rig Rate	Jun. 30, 2019 USD ($) Rate	Dec. 31, 2019 USD ($) Rate
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)	100.00%
Summarized balance sheet information [Abstract]
Current assets	$ 66,132		$ 75,079
Non-current assets	868,470		920,801
Total assets	934,602		995,880
Current liabilities	56,944		65,832
Non-current liabilities	856,276		887,887
Total liabilities	913,220		953,719
Total shareholders' equity	21,382		42,161
Statement of operations information [Abstract]
Net operating revenues	28,315	$ 33,289
Net income	$ 6,246	$ 8,991
Loan balance outstanding			613,551
Number of drilling units | drilling_rig	3
Current assets	$ 66,132		$ 75,079
SFL Deepwater [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths) | Rate	100.00%	100.00%	100.00%
Summarized balance sheet information [Abstract]
Current assets	$ 32,961		$ 29,047
Non-current assets	252,397		286,222
Total assets	285,358		315,269
Current liabilities	21,355		19,168
Non-current liabilities	277,263		285,147
Total liabilities	298,618		304,315
Total shareholders' equity	(13,260)		10,954
Statement of operations information [Abstract]
Operating revenues	8,207	$ 9,817
Net operating revenues	8,207	9,817
Net income	(721)	$ 2,272
Loan balance outstanding	180,032		187,916
Current assets	$ 32,961		29,047
Impact of the adoption of ASU 2016-13 on retained earnings (Note 1)	23,493
Accounts Receivable, Allowance for Credit Loss	$ 26,593		$ 0
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)	$ 3,100
SFL Hercules [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths) | Rate	100.00%	100.00%	100.00%
Summarized balance sheet information [Abstract]
Current assets	$ 18,362		$ 22,645
Non-current assets	264,267		273,621
Total assets	282,629		296,266
Current liabilities	17,112		20,761
Non-current liabilities	255,256		265,769
Total liabilities	272,368		286,530
Total shareholders' equity	10,261		9,736
Statement of operations information [Abstract]
Operating revenues	8,157	$ 9,536
Net operating revenues	8,157	9,536
Net income	2,341	$ 1,925
Loan balance outstanding	193,846		201,923
Current assets	$ 18,362		22,645
Impact of the adoption of ASU 2016-13 on retained earnings (Note 1)	1,816
Accounts Receivable, Allowance for Credit Loss	$ 1,926		$ 0
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)	$ 110
SFL Linus [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths) | Rate	100.00%	100.00%	100.00%
Summarized balance sheet information [Abstract]
Current assets	$ 14,809		$ 23,387
Non-current assets	351,806		360,958
Total assets	366,615		384,345
Current liabilities	18,477		25,903
Non-current liabilities	323,757		336,971
Total liabilities	342,234		362,874
Total shareholders' equity	24,381		21,471
Statement of operations information [Abstract]
Operating revenues	11,951	$ 13,936
Net operating revenues	11,951	13,936
Net income	4,626	4,794
Loan balance outstanding	224,020		232,068
Current assets	$ 14,809		23,387
Impact of the adoption of ASU 2016-13 on retained earnings (Note 1)	1,715
Accounts Receivable, Allowance for Credit Loss	$ 1,874		0
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)	159
Customer Concentration Risk [Member]
Statement of operations information [Abstract]
Operating revenues	28,315	$ 33,289
Financial Guarantee [Member]
Statement of operations information [Abstract]
Amount guaranteed by Ship Finance	285,500		266,100
Financial Guarantee [Member] | SFL Deepwater [Member]
Statement of operations information [Abstract]
Amount guaranteed by Ship Finance	84,697		84,697
Financial Guarantee [Member] | SFL Hercules [Member]
Statement of operations information [Abstract]
Amount guaranteed by Ship Finance	83,059		78,947
Financial Guarantee [Member] | SFL Linus [Member]
Statement of operations information [Abstract]
Amount guaranteed by Ship Finance	$ 117,773		102,470
Equity Accounted Subsidiaries [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)	100.00%
Statement of operations information [Abstract]
Loan balance outstanding	$ 597,898		621,907
Impact of the adoption of ASU 2016-13 on retained earnings (Note 1)	27,024
Accounts Receivable, Allowance for Credit Loss	$ 30,393		0
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)	3,369
Equity Accounted Subsidiaries [Member] | Financial Guarantee [Member]
Statement of operations information [Abstract]
Amount guaranteed by Ship Finance	$ 285,529		$ 266,114